THRIVENT CORE FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

May 4, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Core Funds
File No. 811-23149
Initial Form N-1A Registration Statement

SEC Reviewer:

On behalf of the Registrant, I am filing an Initial Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940 on behalf of Thrivent Core Funds (the “Trust”). The purpose of this filing is to register shares of Thrivent Core Short-Term Reserve Fund, an investment series of the Trust.

Please contact me at (612) 844-4198 if you have any questions or comments. Thank you.

Sincerely,

/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer